Earnings (Loss) Per Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended		2 Months Ended		3 Months Ended	6 Months Ended	10 Months Ended	12 Months Ended
	Jun. 29, 2014	Jun. 30, 2013	Jun. 29, 2014	Jun. 30, 2013	Nov. 06, 2013	Dec. 30, 2012	Jan. 01, 2012	Dec. 29, 2013 Successor [Member]	Dec. 29, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Jun. 30, 2013 Predecessor [Member]	Nov. 06, 2013 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member]	Jan. 01, 2012 Predecessor [Member]
Numerator for earnings per share calculation:
Income (loss) from continuing operations attributable to New Media								$ 7,206				$ 788,448	$ (27,463)	$ (20,950)
Loss from discontinued operations, attributable to New Media, net of income taxes		(946)		(1,034)			404	0		(946)	(1,034)	(1,034)	(2,340)	(699)
Net income (loss) attributable to New Media			$ (9,960)					$ 7,206	$ 7,206			$ 787,414	$ (29,803)	$ (21,649)
Denominator for earnings per share calculation:
Basic weighted average shares outstanding	30,000,000	58,076,193	30,000,000	58,063,901				30,000,000				58,069,272	58,041,907	57,949,815
Diluted weighted average shares outstanding	30,000,000	58,076,193	30,000,000	58,063,901				30,000,000				58,069,272	58,041,907	57,949,815
Income (loss) per share-basic and diluted:
Income (loss) from continuing operations attributable to New Media	$ (0.11)	$ (0.23)	$ (0.33)	$ (0.53)				$ 0.24				$ 13.58	$ (0.47)	$ (0.36)
Loss from discontinued operations, attributable to New Media, net of taxes		$ (0.01)		$ (0.01)								$ (0.02)	$ (0.04)	$ (0.01)
Net income (loss) attributable to New Media	$ (0.11)	$ (0.24)	$ (0.33)	$ (0.54)				$ 0.24				$ 13.56	$ (0.51)	$ (0.37)
Antidilutive Securities Excluded From Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share					0	25,424,000	84,181,000